Pension Schemes - Amounts Recognised in the Statement of Financial Position in Respect of Defined Benefit Pension Schemes (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Service cost	£ (36)	£ (47)	£ (41)
Actuarial (loss)/gain arising from experience assumptions	6	(38)
Settlement and past service credits	(11)	43	5
Net interest on net defined benefit obligation	(9)	(15)	(14)
Contributions by employer	46	85
Actuarial (losses)/gains on defined benefit pension schemes	(91)	233	(262)
Exchange translation differences	(4)	9
Net defined benefit obligation, at the start of the year	(328)	(636)
Overall net pension obligation	(433)	(328)	(636)
UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
Service cost	(27)	(33)	(27)
Actuarial (loss)/gain arising from experience assumptions	4	(39)
Settlement and past service credits	(11)	42
Net interest on net defined benefit obligation	(6)	(10)	(9)
Contributions by employer	39	42
Actuarial (losses)/gains on defined benefit pension schemes	(89)	187
Net defined benefit obligation, at the start of the year	(265)	(493)
Overall net pension obligation	(359)	(265)	(493)
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(4,929)	(5,003)
Service cost	(36)	(47)
Past service credits	(11)	43
Actuarial gain/(loss) on financial assumptions	176	(16)
Net interest on net defined benefit obligation	(136)	(143)
Contributions by employees	(8)	(8)
Benefits paid	187	183
Exchange translation differences	(61)	100
At end of year	(4,812)	(4,929)	(5,003)
Present value of defined benefit obligation [member] | UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(3,854)	(3,883)
Service cost	(27)	(33)
Past service credits	(11)	42
Actuarial gain/(loss) on financial assumptions	91	45
Net interest on net defined benefit obligation	(98)	(101)
Contributions by employees	(8)	(8)
Benefits paid	131	123
At end of year	(3,772)	(3,854)	(3,883)
Fair value of scheme assets [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	4,601	4,367
Net interest on net defined benefit obligation	127	128
Return on assets excluding amounts included in interest income	(273)	287
Contributions by employer	46	85
Contributions by employees	8	8
Benefits paid	(187)	(183)
Exchange translation differences	57	(91)
At end of year	4,379	4,601	4,367
Fair value of scheme assets [member] | UK schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	3,589	3,390
Net interest on net defined benefit obligation	92	91
Return on assets excluding amounts included in interest income	(184)	181
Contributions by employer	39	42
Contributions by employees	8	8
Benefits paid	(131)	(123)
At end of year	3,413	3,589	3,390
US [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(328)
Service cost	(9)	(14)	(14)
Actuarial (loss)/gain arising from experience assumptions	2	1
Settlement and past service credits		1	5
Net interest on net defined benefit obligation	(3)	(5)	(5)
Contributions by employer	7	43
Actuarial (losses)/gains on defined benefit pension schemes	(2)	46
Exchange translation differences	(4)	9
At end of year	(433)	(328)
Net defined benefit obligation, at the start of the year	(63)	(143)
Overall net pension obligation	(74)	(63)	(143)
US [member] | Present value of defined benefit obligation [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	(1,075)	(1,120)
Service cost	(9)	(14)
Past service credits		1
Actuarial gain/(loss) on financial assumptions	85	(61)
Net interest on net defined benefit obligation	(38)	(42)
Benefits paid	56	60
Exchange translation differences	(61)	100
At end of year	(1,040)	(1,075)	(1,120)
US [member] | Fair value of scheme assets [member] | Foreign schemes [member]
Disclosure of net defined benefit liability (asset) [line items]
At start of year	1,012	977
Net interest on net defined benefit obligation	35	37
Return on assets excluding amounts included in interest income	(89)	106
Contributions by employer	7	43
Benefits paid	(56)	(60)
Exchange translation differences	57	(91)
At end of year	£ 966	£ 1,012	£ 977